Capital Stock - Additional Information (Detail) - USD ($)		1 Months Ended			3 Months Ended		12 Months Ended
	Sep. 29, 2016	Oct. 31, 2018	Jan. 31, 2018	Sep. 30, 2016	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Class of Stock [Line Items]
Class of Warrants or right to purchase common stock, exercise price							$ 2.25
Minimum percentage of outstanding common stock					50.00%		50.00%
Fair value of warrants					$ 8,400,000		$ 8,400,000
Proceeds from issuance of common stock						$ 5,732,000	$ 25,526,000
Convertible preferred stock, shares outstanding					400		400
Preferred stock par value					$ 0.01		$ 0.01
Common stock, shares authorized					100,000,000		100,000,000	100,000,000
Preferred stock, shares authorized					30,000		30,000
Minimum threshold percentage of beneficial common stock interest	4.99%
Maximum threshold percentage of beneficial common stock interest on holder's discretion	9.99%
Convertible preferred stock, terms of conversion							The Series A Preferred Stock shall not be converted if, after giving effect to the conversion, the holder and its affiliated persons would own beneficially more than 4.99% of our common stock (subject to adjustment up to 9.99% solely at the holder's discretion upon 61 days' prior notice to us or, solely as to a holder, if such limitation is waived by such holder upon execution of the private placement agreement).
Proceeds from Warrant Exercises					$ 326,000
Two Thousand Eighteen Warrants [Member]
Class of Stock [Line Items]
Class of Warrants or right to purchase common stock, exercise price					$ 0.70
Warrant reduced exercise price					$ 0.01
Proceeds from Warrant Exercises					$ 200,000
Two Thousand Sixteen Warrants [Member]
Class of Stock [Line Items]
Class of Warrants or right to purchase common stock					508,714
Class of Warrants or right to purchase common stock, exercise price					$ 2.25
Warrant reduced exercise price					$ 0.01
Proceeds from Warrant Exercises					$ 100,000
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Number of shares issued	24,158.8693
Conversion of preferred stock in to common stock, preferred stock converted	10,737,275						444.44
Convertible preferred stock, shares outstanding							400.4910
Preferred stock par value							$ 0.01
Common Stock [Member]
Class of Stock [Line Items]
Number of shares issued			2,691,494			2,691,494	35,480,397
Common stock price per share			$ 2.35
Proceeds from issuance of common stock			$ 5,700,000
Common Stock [Member] | Series A Preferred Stock [Member]
Class of Stock [Line Items]
Conversion of preferred stock in to common stock, preferred stock converted							177,996
Common Stock [Member] | Previously Reported [Member]
Class of Stock [Line Items]
Proceeds from issuance of common stock			$ 5,900,000
Underwritten Public Offering [Member]
Class of Stock [Line Items]
Class of Warrants or right to purchase common stock		19,616,250
Gross proceeds from offering, before deducting underwriting discounts and commissions and offering expenses		$ 17,000,000
Class of Warrants or right to purchase common stock, exercise price		$ 0.70
Warrants exercisable term		5 years
Underwritten Public Offering [Member] | Common Stock [Member]
Class of Stock [Line Items]
Number of shares issued		26,155,000
Underwritten Public Offering [Member] | Common Stock And Warrants [Member]
Class of Stock [Line Items]
Common stock price per share		$ 0.65
The Equity Distribution Agreement [Member] | Common Stock [Member]
Class of Stock [Line Items]
Number of shares issued					0	0	6,633,903
Proceeds from issuance of common stock							$ 4,500,000
Underwriter Option [Member]
Class of Stock [Line Items]
Number of shares issued			351,064
Private Placement [Member]
Class of Stock [Line Items]
Class of Warrants or right to purchase common stock				13,333,334
Common stock price per share				$ 2.25
Class of Warrants or right to purchase common stock, exercise price				$ 2.25
Minimum percentage of outstanding common stock					50.00%		50.00%
Fair value of warrants					$ 30,700,000		$ 30,700,000
Gross proceeds from issuance of common stock, preferred stock and warrants				$ 30,000,000
Proceeds from issuance of common stock, preferred stock and warrants, net of issuance costs	$ 27,600,000			$ 27,600,000
Conversion of preferred stock in to common stock, preferred stock converted				10,737,275	444.44		444.44
Warrants granted to placement agent				133,333
Warrants granted to placement agent,exercise price				$ 2.25
Warrants expiry period					5 years		5 years
Warrants exercisable period					6 months		6 months
Preferred stock par value					$ 0.01		$ 0.01
Private Placement [Member] | Members of Board of Directors [Member]
Class of Stock [Line Items]
Class of Warrants or right to purchase common stock					1,422,221		1,422,221
Class of Warrants or right to purchase common stock, exercise price					$ 2.25		$ 2.25
Private Placement [Member] | Series A Preferred Stock [Member]
Class of Stock [Line Items]
Number of shares issued				24,158.8693
Convertible preferred stock, shares outstanding					400.4910		400.4910
Private Placement [Member] | Series A Preferred Stock [Member] | Members of Board of Directors [Member]
Class of Stock [Line Items]
Number of shares issued					2,563.1439		2,563.1439
Private Placement [Member] | Common Stock [Member]
Class of Stock [Line Items]
Number of shares issued				2,596,059
Private Placement [Member] | Common Stock [Member] | Members of Board of Directors [Member]
Class of Stock [Line Items]
Number of shares issued					283,046		283,046
Private Placement [Member] | Common Stock [Member] | Series A Preferred Stock [Member]
Class of Stock [Line Items]
Conversion of preferred stock in to common stock, preferred stock converted					177,996		177,996
Maximum [Member] | The Equity Distribution Agreement [Member] | Common Stock [Member]
Class of Stock [Line Items]
Aggregate offering price of shares						$ 10,000,000	$ 10,000,000